Notes Payable - Related Party (Details) - Notes Payable Related Party [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Note Payable			$ 100,000
Accrued interest	$ 14,820	$ 19,438	$ 17,688